Related Party Transactions - Schedule of significant related party transactions, acquisition of right-of-use assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Related Party Transactions
Additions	$ 82	$ 390
CyberLink
Related Party Transactions
Additions	0	390
ClinJeff
Related Party Transactions
Additions	$ 82	$ 0